STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (6,267,775)	$ 3,983		$ 12,201,959	$ (18,473,717)
Balance, shares at Dec. 31, 2013		39,828,881
Shares issued for services	2,195,599	1,273		2,194,326
Shares issued for services, shares	4,500,000	12,727,679
Shares issued for compensation	6,895,982	4,954		6,891,028
Shares issued for compensation, shares		49,542,906
Shares issued for conversion of notes payable	3,058	2		3,056
Shares issued for conversion of notes payable, shares		19,113
Shares issued for purchase of gaming equipment	512,093	1,866		510,227
Shares issued for purchase of gaming equipment, shares		18,663,535
Net loss	(2,663,986)				(2,663,986)
Balance at Jun. 30, 2014	$ 674,971	$ 12,078		$ 21,800,596	$ (21,137,703)
Balance, shares at Jun. 30, 2014		120,782,114